Investment Income - Summary of Investment Income From Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of detailed information about investment income [line items]
Investment income	€ 5,613	€ 4,893	€ 5,087
Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,724	3,249	3,329
Investment income related to general account [member] | Derivatives [member]
Disclosure of detailed information about investment income [line items]
Investment income	8	(4)	(11)
Investment income related to general account [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,017	2,674	2,757
Investment income related to general account [member] | Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	538	499	497
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about investment income [line items]
Investment income	142	97	65
Investment income for account of policyholders [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,889	1,644	1,758
Shares [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,504	1,327	1,397
Debt securities [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,374	2,970	3,105
Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	538	499	497
Real estate [member]
Disclosure of detailed information about investment income [line items]
Investment income	39	29	39
Real estate [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	4	(1)	12
Other [member]
Disclosure of detailed information about investment income [line items]
Investment income	159	68	49
Other [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	€ 14	€ (15)	€ 9

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.